FAIR VALUE MEASUREMENTS - Schedule of changes in quantitative information regarding level 3 fair value measurements (Details) - Convertible Promissory Note - USD ($)				1 Months Ended		3 Months Ended		4 Months Ended	6 Months Ended	12 Months Ended
	Dec. 29, 2025	Nov. 19, 2025	May 27, 2025	Dec. 16, 2024	Jan. 19, 2024	Jun. 30, 2026	Mar. 31, 2026	Nov. 06, 2024	Jul. 12, 2024	Dec. 31, 2025	Dec. 31, 2024
FAIR VALUE MEASUREMENTS
Fair value					$ 3,676,685	$ 5,041,874	$ 5,000,796			$ 4,479,738	$ 3,676,685
Initial measurement	$ 200,000	$ 250,000	$ 250,000	$ 250,000	$ 250,000	250,000		$ 250,000	$ 250,000
Change in fair value						(89,264)	41,078			(178,942)	(196,947)
Fair value						$ 5,202,610	$ 5,041,874			$ 5,000,796	$ 4,479,738